(2_FIDELITY_LOGOS)FIDELITY

FOREIGN CURRENCY
FUNDS
SEMIANNUAL REPORT
JUNE 30, 1997
CONTENTS


NOTE TO SHAREHOLDERS   3

PERFORMANCE            4     How the funds have done over time.

FUND TALK              10    The manager's review of fund
                             performance, strategy and outlook.

FINANCIAL STATEMENTS   13    Statements of assets and liabilities,
                             operations, and changes in net
                             assets,
                             as well as financial highlights.

NOTES                  25    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
Please be advised that each fund is structured as a Limited Partnership. Tax information for Limited Partnerships is reported on a Form K-1, not a Form 1099. You should expect to receive a K-1 tax form from Fidelity by March 31, 1998.
NOTE TO SHAREHOLDERS




Since the commencement of their operations in November 1989, the three Fidelity currency funds have been operating under a "grandfathering" provision of the Internal Revenue Code allowing them to operate as publicly traded partnerships. The funds were organized this way because of tax restrictions that apply to other kinds of mutual funds.
This special provision expires at the end of 1997 - unless each fund elects to be subject to a tax equal to 3.5% of that fund's gross income. If the funds were to reorganize into a different tax form to avoid this tax, the resulting tax restrictions would make it difficult for the funds to continue to pursue their investment objectives.
On May 15, 1997, the Managing General Partners of Fidelity's foreign currency funds authorized the liquidation of the funds. The anticipated liquidation date is December 15, 1997, and to facilitate the liquidation, the funds were closed to new accounts and to deposits or transfers into existing accounts on June 1, 1997.
We regret that the changing tax status of publicly traded partnerships makes liquidation of the funds necessary. Other investment companies have already taken similar actions, as all competing foreign currency funds have either been liquidated or been merged into globally diversified products. Prior to the anticipated liquidation date of December 15, 1997, Fidelity is offering a load-free transfer into any other Fidelity fund of your choice. If you do not give us instructions for transferring your investment to another Fidelity fund prior to liquidation, it will be necessary to mail you a check for your liquidation proceeds, and you will lose the benefit of the load waiver. We encourage you to contact us to arrange a transfer prior to the liquidation date.
To arrange a load-free transfer to another Fidelity fund, or to discuss your options further, please call a Fidelity representative at 1-800-544-6666.
Please keep in mind that, in general, liquidation or transfer of your investment in the foreign currency funds will be treated as a taxable event for federal income tax purposes. Please consult your tax advisor for further information.
FIDELITY DEUTSCHE MARK PERFORMANCE PORTFOLIO, L.P.

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower. CUMULATIVE TOTAL RETURNS

PERIODS ENDED JUNE 30, 1997                 PAST 6    PAST 1    PAST 5    LIFE OF
                                            MONTHS    YEAR      YEARS     FUND

Deutsche Mark Performance Portfolio, L.P.   -10.85%   -11.11%   5.35%     53.60%

Deutsche Mark Performance Portfolio, L.P.   -11.21%   -11.47%   4.93%     52.99%
 (incl. maximum 0.4% sales charge)

German Deutsche Mark                        -11.69%   -12.66%   -12.82%   5.35%


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on November 16, 1989. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the German deutsche mark, whose returns reflect a hypothetical unmanaged investment in the currency itself. The exchange rates used in calculating these returns are based on the mean between the best available bid and asked quotations at 4:00 p.m. Eastern time from a pool of 500 banking institutions which actively trade in this currency. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997                 PAST 1    PAST 5   LIFE OF
                                            YEAR      YEARS    FUND

Deutsche Mark Performance Portfolio, L.P.   -11.11%   1.05%    5.79%

Deutsche Mark Performance Portfolio, L.P.   -11.47%   0.97%    5.73%
 (incl. maximum 0.4% sales charge)

German Deutsche Mark                        -12.66%   -2.71%   0.69%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
 1989/11/16       9960.00                    10000.00
  1989/11/30      10308.60                    10322.20
  1989/12/31      10896.24                    10877.85
  1990/01/31      10995.84                    10913.35
  1990/02/28      10916.16                    10772.70
  1990/03/31      11075.52                    10855.37
  1990/04/30      11234.88                    10949.09
  1990/05/31      11175.12                    10839.38
  1990/06/30      11483.88                    11073.04
  1990/07/31      12081.48                    11587.27
  1990/08/31      12230.88                    11668.15
  1990/09/30      12370.32                    11735.16
  1990/10/31      12848.40                    12111.57
  1990/11/30      13097.40                    12279.80
  1990/12/31      13216.92                    12330.85
  1991/01/31      13446.00                    12452.77
  1991/02/28      13107.36                    12058.36
  1991/03/31      11802.60                    10798.00
  1991/04/30      11872.32                    10775.86
  1991/05/31      11683.08                    10550.20
  1991/06/30      11314.56                    10154.06
  1991/07/31      11832.48                    10544.15
  1991/08/31      11882.28                    10526.04
  1991/09/30      12539.64                    11045.11
  1991/10/31      12569.52                    11000.18
  1991/11/30      12987.84                    11311.44
  1991/12/31      13993.80                    12125.95
  1992/01/31      13266.72                    11414.65
  1992/02/29      13117.32                    11219.65
  1992/03/31      13187.04                    11192.33
  1992/04/30      13236.84                    11158.37
  1992/05/31      13645.20                    11439.50
  1992/06/30      14521.68                    12083.72
  1992/07/31      15079.44                    12471.35
  1992/08/31      15955.92                    13111.59
  1992/09/30      16025.64                    12991.17
  1992/10/31      14730.84                    11920.78
  1992/11/30      14342.40                    11558.14
  1992/12/31      14143.20                    11347.73
  1993/01/31      14302.56                    11413.23
  1993/02/28      14083.44                    11178.72
  1993/03/31      14501.76                    11445.20
  1993/04/30      14790.60                    11601.89
  1993/05/31      14830.44                    11583.62
  1993/06/30      13884.24                    10785.34
  1993/07/31      13675.08                    10559.29
  1993/08/31      14262.72                    10969.34
  1993/09/30      14691.00                    11265.01
  1993/10/31      14292.60                    10907.53
  1993/11/30      14103.36                    10721.82
  1993/12/31      13973.88                    10579.33
  1994/01/31      14053.56                    10603.13
  1994/02/28      14362.32                    10790.40
  1994/03/31      14681.04                    10991.63
  1994/04/30      14900.16                    11117.90
  1994/05/31      15009.72                    11168.54
  1994/06/30      15617.28                    11583.62
  1994/07/31      15696.96                    11616.55
  1994/08/31      15756.72                    11627.57
  1994/09/30      16105.32                    11852.40
  1994/10/31      16653.12                    12228.35
  1994/11/30      16015.68                    11717.96
  1994/12/31      16264.68                    11867.70
  1995/01/31      16573.44                    11991.52
  1995/02/28      17300.52                    12566.80
  1995/03/31      18475.80                    13373.82
  1995/04/30      18376.20                    13259.07
  1995/05/31      18047.52                    12998.52
  1995/06/30      18515.64                    13310.89
  1995/07/31      18505.68                    13265.76
  1995/08/31      17529.60                    12526.57
  1995/09/30      18077.40                    12879.25
  1995/10/31      18356.28                    13053.88
  1995/11/30      17908.08                    12712.75
  1995/12/31      18047.52                    12787.90
  1996/01/31      17469.84                    12345.75
  1996/02/29      17679.00                    12471.35
  1996/03/31      17679.00                    12451.92
  1996/04/30      17081.40                    12005.22
  1996/05/31      17210.88                    12074.59
  1996/06/30      17210.88                    12062.32
  1996/07/31      17838.36                    12489.56
  1996/08/31      17758.68                    12418.71
  1996/09/30      17270.64                    12058.76
  1996/10/31      17370.24                    12114.36
  1996/11/30      17171.04                    11960.33
  1996/12/31      17161.08                    11929.29
  1997/01/31      16175.04                    11223.07
  1997/02/28      15726.84                    10890.73
  1997/03/31      15886.20                    10978.84
  1997/04/30      15388.20                    10623.03
  1997/05/31      15627.24                    10778.07
  1997/06/30      15298.56                    10535.09
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Deutsche Mark Performance Portfolio, L.P. on November 16, 1989, when the fund started, and the current maximum 0.4% sales charge was paid. As the chart shows, by June 30, 1997, the value of the investment would have grown to $15,299 - a 52.99% increase on the initial investment. For comparison, look at how the German deutsche mark did over the same period. The same $10,000 investment would have grown to $10,535 - a 5.35% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The value of
foreign currencies compared to
the value of the U.S. dollar
changes daily. Changes in
interest rates and political
events can both affect a
currency's value compared to
the dollar. In turn, the share
price and return of a fund that
invests in foreign currencies will
vary. That means if you sell
your shares during a downturn,
you might lose money. But if
you can ride out short-term
ups and downs, you may have
a gain.
(checkmark)

FIDELITY STERLING PERFORMANCE PORTFOLIO, L.P.

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997            PAST 6   PAST 1   PAST 5    LIFE OF
                                       MONTHS   YEAR     YEARS     FUND

Sterling Performance Portfolio, L.P.   -0.73%   11.75%   10.41%    76.00%

Sterling Performance Portfolio, L.P.   -1.13%   11.30%   9.97%     75.30%
 (incl. maximum 0.4% sales
charge)

British Pound Sterling                 -2.82%   7.24%    -12.65%   5.38%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on November 16, 1989. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the British pound sterling, whose returns reflect a hypothetical unmanaged investment in the currency itself. The exchange rates used in calculating these returns are based on the mean between the best available bid and asked quotations at 4:00 p.m. Eastern time from a pool of 500 banking institutions which actively trade in this currency. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997            PAST 1   PAST 5   LIFE OF
                                       YEAR     YEARS    FUND

Sterling Performance Portfolio, L.P.   11.75%   2.00%    7.69%

Sterling Performance Portfolio, L.P.   11.30%   1.92%    7.64%
 (incl. maximum 0.4% sales charge)

British Pound Sterling                 7.24%    -2.67%   0.69%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
  1989/11/16       9960.00                    10000.00
  1989/11/30       9930.12                     9938.77
  1989/12/31      10278.72                    10201.45
  1990/01/31      10806.60                    10627.94
  1990/02/28      10896.24                    10611.90
  1990/03/31      10826.52                    10416.32
  1990/04/30      10906.20                    10377.05
  1990/05/31      11284.68                    10624.37
  1990/06/30      11882.28                    11070.30
  1990/07/31      12798.60                    11796.50
  1990/08/31      13087.44                    11965.97
  1990/09/30      13157.16                    11876.17
  1990/10/31      13804.56                    12298.43
  1990/11/30      13963.92                    12305.60
  1990/12/31      14033.64                    12238.98
  1991/01/31      14392.20                    12448.38
  1991/02/28      14143.20                    12103.25
  1991/03/31      13007.76                    11018.28
  1991/04/30      13077.48                    10961.04
  1991/05/31      12918.12                    10741.56
  1991/06/30      12420.12                    10264.31
  1991/07/31      13017.72                    10669.14
  1991/08/31      13077.48                    10640.44
  1991/09/30      13714.92                    11076.12
  1991/10/31      13734.84                    11010.61
  1991/11/30      14033.64                    11191.65
  1991/12/31      14910.12                    11820.73
  1992/01/31      14392.20                    11311.65
  1992/02/29      14252.76                    11128.69
  1992/03/31      14163.12                    10985.77
  1992/04/30      14621.28                    11255.33
  1992/05/31      15129.24                    11572.21
  1992/06/30      15876.24                    12064.04
  1992/07/31      16145.16                    12198.88
  1992/08/31      16752.72                    12584.49
  1992/09/30      15358.32                    11307.61
  1992/10/31      13426.08                     9855.21
  1992/11/30      13147.20                     9599.64
  1992/12/31      13107.36                     9561.93
  1993/01/31      13027.68                     9409.84
  1993/02/28      12499.80                     9017.09
  1993/03/31      13346.40                     9593.82
  1993/04/30      13894.20                     9959.09
  1993/05/31      13834.44                     9884.45
  1993/06/30      13266.72                     9444.94
  1993/07/31      13236.84                     9390.30
  1993/08/31      13336.44                     9437.90
  1993/09/30      13446.00                     9478.89
  1993/10/31      13356.36                     9377.78
  1993/11/30      13455.96                     9407.04
  1993/12/31      13406.16                     9350.07
  1994/01/31      13704.96                     9531.70
  1994/02/28      13565.52                     9405.65
  1994/03/31      13585.44                     9390.30
  1994/04/30      13944.00                     9605.46
  1994/05/31      13914.12                     9561.93
  1994/06/30      14262.72                     9773.04
  1994/07/31      14292.60                     9773.04
  1994/08/31      14252.76                     9713.06
  1994/09/30      14681.04                     9977.93
  1994/10/31      15278.64                    10356.68
  1994/11/30      14681.04                     9910.76
  1994/12/31      14730.84                     9915.41
  1995/01/31      14910.12                     9924.74
  1995/02/28      14989.80                    10017.41
  1995/03/31      15428.04                    10269.31
  1995/04/30      15418.08                    10204.74
  1995/05/31      15208.92                    10050.81
  1995/06/30      15328.44                    10092.47
  1995/07/31      15408.12                    10098.92
  1995/08/31      15039.60                     9810.91
  1995/09/30      15418.08                    10020.58
  1995/10/31      15467.88                    10004.74
  1995/11/30      15069.48                     9699.66
  1995/12/31      15308.52                     9817.00
  1996/01/31      14999.76                     9573.50
  1996/02/29      15238.80                     9693.72
  1996/03/31      15258.72                     9662.65
  1996/04/30      15119.28                     9541.21
  1996/05/31      15617.28                     9819.72
  1996/06/30      15687.00                     9826.37
  1996/07/31      15776.64                     9849.79
  1996/08/31      15886.20                     9885.25
  1996/09/30      15975.84                     9906.44
  1996/10/31      16643.16                    10298.91
  1996/11/30      17260.68                    10643.90
  1996/12/31      17659.08                    10843.29
  1997/01/31      16583.40                    10140.66
  1997/02/28      16932.00                    10314.74
  1997/03/31      17101.32                    10378.04
  1997/04/30      16981.80                    10276.76
  1997/05/31      17220.84                    10384.05
  1997/06/30      17529.60                    10537.55
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Sterling Performance Portfolio, L.P. on November 16, 1989, when the fund started, and the current maximum 0.4% sales charge was paid. As the chart shows, by June 30, 1997, the value of the investment would have grown to $17,530 - a 75.30% increase on the initial investment. For comparison, look at how the British pound sterling did over the same period. The same $10,000 investment would have grown to $10,538 - a 5.38% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The value of
foreign currencies compared to
the value of the U.S. dollar
changes daily. Changes in
interest rates and political
events can both affect a
currency's value compared to
the dollar. In turn, the share
price and return of a fund that
invests in foreign currencies will
vary. That means if you sell
your shares during a downturn,
you might lose money. But if
you can ride out short-term
ups and downs, you may have
a gain.
(checkmark)
FIDELITY YEN PERFORMANCE PORTFOLIO, L.P.

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997        PAST 6   PAST 1   PAST 5   LIFE OF
                                   MONTHS   YEAR     YEARS    FUND

Yen Performance Portfolio, L.P.    0.69%    -5.35%   11.02%   45.10%

Yen Performance Portfolio, L.P.    0.29%    -5.73%   10.57%   44.52%
 (incl. maximum 0.4% sales
charge)

Japanese Yen                       1.14%    -4.31%   9.56%    25.41%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on November 16, 1989. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Japanese yen, whose returns reflect a hypothetical unmanaged investment in the currency itself. The exchange rates used in calculating these returns are based on the mean between the best available bid and asked quotations at 4:00 p.m. Eastern time from a pool of 500 banking institutions which actively trade in this currency.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997          PAST 1   PAST 5   LIFE OF
                                     YEAR     YEARS    FUND

Yen Performance Portfolio, L.P.      -5.35%   2.11%    5.00%

Yen Performance Portfolio, L.P.      -5.73%   2.03%    4.95%
 (incl. maximum 0.4% sales charge)

Japanese Yen                         -4.31%   1.84%    3.01%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
 1989/11/16       9960.00                    10000.00
  1989/11/30      10049.64                    10066.51
  1989/12/31      10019.76                     9991.66
  1990/01/31      10029.72                     9954.31
  1990/02/28       9760.80                     9639.96
  1990/03/31       9232.92                     9079.89
  1990/04/30       9252.84                     9048.46
  1990/05/31       9701.04                     9452.99
  1990/06/30       9750.84                     9452.99
  1990/07/31      10209.00                     9858.75
  1990/08/31      10398.24                     9998.61
  1990/09/30      10846.44                    10381.23
  1990/10/31      11593.44                    11051.50
  1990/11/30      11463.96                    10851.32
  1990/12/31      11234.88                    10618.91
  1991/01/31      11653.20                    10952.16
  1991/02/28      11543.64                    10808.09
  1991/03/31      10936.08                    10182.72
  1991/04/30      11414.16                    10560.41
  1991/05/31      11284.68                    10393.99
  1991/06/30      11404.20                    10458.25
  1991/07/31      11473.92                    10464.34
  1991/08/31      11583.48                    10507.93
  1991/09/30      11981.88                    10814.59
  1991/10/31      12230.88                    10996.56
  1991/11/30      12370.32                    11058.30
  1991/12/31      12918.12                    11517.14
  1992/01/31      12878.28                    11431.07
  1992/02/29      12529.68                    11100.13
  1992/03/31      12270.72                    10830.89
  1992/04/30      12260.76                    10790.24
  1992/05/31      12778.68                    11259.20
  1992/06/30      13017.72                    11447.45
  1992/07/31      12878.28                    11312.35
  1992/08/31      13336.44                    11684.68
  1992/09/30      13724.88                    11995.66
  1992/10/31      13366.32                    11653.43
  1992/11/30      13246.80                    11527.30
  1992/12/31      13236.84                    11516.22
  1993/01/31      13266.72                    11534.70
  1993/02/28      13973.88                    12164.13
  1993/03/31      14422.08                    12529.85
  1993/04/30      14920.08                    12941.49
  1993/05/31      15477.84                    13431.11
  1993/06/30      15547.56                    13443.67
  1993/07/31      15906.12                    13739.13
  1993/08/31      15916.08                    13728.64
  1993/09/30      15726.84                    13541.16
  1993/10/31      15398.16                    13245.51
  1993/11/30      15348.36                    13182.36
  1993/12/31      14969.88                    12857.02
  1994/01/31      15398.16                    13227.23
  1994/02/28      16005.72                    13747.01
  1994/03/31      16314.48                    14006.82
  1994/04/30      16503.72                    14161.33
  1994/05/31      16015.68                    13718.16
  1994/06/30      17041.56                    14589.55
  1994/07/31      16802.52                    14392.39
  1994/08/31      16752.72                    14349.30
  1994/09/30      16941.96                    14501.26
  1994/10/31      17340.36                    14836.45
  1994/11/30      17011.68                    14537.92
  1994/12/31      16862.28                    14414.04
  1995/01/31      16882.20                    14589.55
  1995/02/28      17400.12                    14859.45
  1995/03/31      19471.80                    16227.99
  1995/04/30      20019.60                    17076.01
  1995/05/31      19920.00                    17011.36
  1995/06/30      19870.20                    16985.23
  1995/07/31      19003.68                    16270.23
  1995/08/31      17240.76                    14754.23
  1995/09/30      16892.16                    14416.93
  1995/10/31      16503.72                    14087.79
  1995/11/30      16493.76                    14085.03
  1995/12/31      16254.72                    13905.22
  1996/01/31      15696.96                    13424.84
  1996/02/29      15965.88                    13658.21
  1996/03/31      15677.04                    13402.31
  1996/04/30      15945.96                    13673.15
  1996/05/31      15497.76                    13297.57
  1996/06/30      15268.68                    13106.06
  1996/07/31      15657.12                    13459.40
  1996/08/31      15338.40                    13205.97
  1996/09/30      14979.84                    12910.70
  1996/10/31      14621.28                    12609.52
  1996/11/30      14651.16                    12651.12
  1996/12/31      14352.36                    12400.17
  1997/01/31      13704.96                    11840.57
  1997/02/28      13834.44                    11959.24
  1997/03/31      13436.04                    11615.77
  1997/04/30      13087.44                    11317.25
  1997/05/31      14272.68                    12365.51
  1997/06/30      14451.96                    12541.32
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Yen Performance Portfolio, L.P. on November 16, 1989, when the fund started, and the current maximum 0.4% sales charge was paid. As the chart shows, by June 30, 1997, the value of the investment would have grown to $14,452 - a 44.52% increase on the initial investment. For comparison, look at how the Japanese yen did over the same period. The same $10,000 investment would have grown to $12,541 - a 25.41% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The value of foreign
currencies compared to the
value of the U.S. dollar
changes daily. Changes in
interest rates and political
events can both affect a
currency's value compared to
the dollar. In turn, the share
price and return of a fund that
invests in foreign currencies
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out short-term ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Jacques Perold, Portfolio Manager of Fidelity Foreign Currency Funds
Q. HOW DID THE FUNDS PERFORM, JACQUES?
A. For the six months that ended June 30, 1997, the Deutsche Mark Fund returned -10.85%, compared to an 11.69% decrease in the value of the mark relative to the U.S. dollar; the Sterling Fund returned -0.73%, compared to a 2.82% decrease in the pound; and the Yen Fund returned 0.69%, compared to a 1.14% increase in the yen. For the 12 months that ended June 30, 1997, the Deutsche Mark Fund returned -11.11%, compared to a 12.66% decrease in the value of the mark relative to the U.S. dollar; the Sterling Fund returned 11.75%, compared to a 7.24% increase in the pound; and the Yen Fund returned -5.35%, compared to a 4.31% decrease in the yen.
Q. THE DEUTSCHE MARK WEAKENED QUITE A BIT OVER THE PERIOD. WHAT SPECIFIC FACTORS HURT THAT CURRENCY?
A. Over the last six months, the Deutsche mark's weakness can be attributed to two primary themes: market perception that the mark will be replaced by a "weak" single European currency and continued weakness in the German economy. Questions about the benchmarks for entry into the European Monetary Union keep popping up, such as how Germany will reach the criteria of 3% deficit to GDP. At the end of the period, Germany was somewhere around 3.4% deficit to GDP. Either the criteria will be eased to launch the start of the Euro or the German government would have to raise taxes or cut back on spending. Tightening fiscal policy would hurt its economy even more and continue to put pressure on the mark. In addition, the German economy continues to be plagued by high unemployment and low domestic demand, which also pressured the mark during the period.
Q. WHAT HAPPENED WITH THE YEN OVER THE PERIOD?
A. The value of the yen relative to the U.S. dollar at the end of the period was basically flat with what it was at the beginning of the period. However, that's not the full story since the currency experienced a great deal of volatility during the six months. The yen, which started 1997 at about 117 to the U.S. dollar, weakened to a level of about 127 in late April and early May. The currency experienced a sharp reversal in mid-May, when it quickly strengthened to about 112. This happened when the Japanese government expressed a great deal of discomfort about the yen's weakening and the widening of the U.S.-Japan trade deficit. The yen weakened slightly to about 115 by the end of the period.
Q. WHAT WAS THE STORY WITH STERLING?
A. The British economy was strong during the period, with unemployment coming down and fairly low inflation. After the election in May - when the Labor Party defeated the long-standing Tories - the central bank began a series of interest rates tightenings, which helped to strengthen sterling further. The move to a single European currency has also made sterling look attractive. Britain is viewed as a possible entry into a unified European economy. If things go well leading up to a unified Europe, Britain is expected to benefit. If it doesn't go well, Britain could opt out and sterling would benefit as a "safe haven." Therefore, sterling retains an option-like quality amidst the uncertainty of a unified Europe.
Q. WHAT'S YOUR OUTLOOK FOR THE CURRENCY MARKETS IN THE SECOND HALF OF THE
YEAR?
A. The biggest issue going forward for the mark will be the fate of the EMU, or European Monetary Union. If the EMU happens as scheduled in 1999, it may be a relatively weak currency - a prospect that could further hurt the current position of the mark. If the EMU doesn't happen, or there's a delay, we could see rapid mark appreciation. If the Japanese economy strengthens, Japan starts to take in more U.S. imports and the trade balance improves, the dollar is likely to go higher. If the trade picture worsens for the U.S., the yen will strengthen. In Japan, tensions likely will remain between the government's desire to strengthen its economy and currency, while at the same time protecting its investment in U.S. bonds. Therefore, Japan doesn't want to see the dollar fall too rapidly. And the U.S. doesn't want to see the Japanese pull out of its bond market because the U.S. is able to finance its debt at a lower rate as a result of them participating in our markets. More than anything else, I think the central banks want to keep volatility low. Dampening volatility makes it a lot easier to plan economies. Finally, with both the British and U.S. economies in great shape, I think sterling will continue to be a strong currency.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to approximate the
performance of each
currency relative to the U.S.
dollar while earning a
reasonable level of current
income
FUND NUMBER: Deutsche
Mark Portfolio, 497; Sterling
Portfolio, 498; Yen Portfolio,
499
START DATE: November
16, 1989
SIZE: as of June 30, 1997,
more than $4.2 million in the
Fidelity Deutsche Mark
Portfolio; more than $1.2
million in the Fidelity Sterling
Portfolio; more than $2.6
million in the Fidelity Yen
Portfolio
MANAGER: Jacques Perold,
since October 1995; joined
Fidelity in 1986
(checkmark)
JACQUES PEROLD ON THE
CONTINUED STRENGTH OF THE DOLLAR:
"The U.S. economy remained
one of the strongest of the
developed countries over the
period, with Gross Domestic
Product (GDP) rising about
5% in the first quarter alone.
With the prospect for further
strong economic growth and
high utilization rates, the
Federal Reserve raised the
federal funds rate - the rate
banks charge each other for
overnight loans - by 25 basis
points to 5.50% at the end of
March. Prospects for
continued strong growth kept
expectations for further rate
increases alive. A higher
interest rate offers a larger
return to investors who buy
the currency. While the U.S.
economy showed signs of
slowing in the second quarter,
it still remained strong relative
to the weaker German and
Japanese economies. An
additional factor that
supported the dollar over the
period was the strong
performance of the U.S.
equity markets. Solid
earnings reports have
continued to propel the U.S.
equity markets to record
highs and attracted foreign
capital investment."
FIDELITY DEUTSCHE MARK PERFORMANCE PORTFOLIO, L.P.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JUNE 30, 1997 (UNAUDITED)

ASSETS

Investment in repurchase agreements in a joint                          $ 4,364,000
trading account

Cash                                                                     72

Receivable from investment adviser for expense                           6,685
reductions

 TOTAL ASSETS                                                            4,370,757

LIABILITIES

Unrealized depreciation on foreign currency contracts       $ 100,086

Payable for closed foreign currency contracts                11,963

Payable for fund shares redeemed                             9,063

Other payables and accrued expenses                          19,814

 TOTAL LIABILITIES                                                       140,926

NET ASSETS                                                              $ 4,229,831

Net Assets consist of:

Undistributed net investment income                                     $ 2,931,595

Accumulated undistributed net realized gain (loss) on                    1,758,340
foreign currency transactions

Net unrealized appreciation (depreciation) on assets and                 (100,086)
liabilities in foreign currencies

Excess of amounts paid on value of shares redeemed                       (360,018)
over paid in capital

NET ASSETS, for 275,303 shares outstanding                              $ 4,229,831

SHARES OUTSTANDING HELD BY:                                              10,005
 General Partners

 Limited Partners                                                        265,298

TOTAL SHARES OUTSTANDING                                                 275,303

NET ASSET VALUE and redemption price per share                           $15.36
($4,229,831 (divided by) 275,303 shares)

Maximum offering price per share (100/99.60 of $15.36)                   $15.42


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                                        $ 148,618
Interest

EXPENSES

Management fee                                               $ 13,366

Transfer agent fees                                           8,400

Accounting fees and expenses                                  30,001

Non-interested managing partners' compensation                178

Custodian fees and expenses                                   7,498

Registration fees                                             17,622

Audit                                                         10,834

Legal                                                         2,556

Miscellaneous                                                 46

 Total expenses before reductions                             90,501

 Expense reductions                                           (50,850)    39,651

NET INVESTMENT INCOME                                                     108,967

REALIZED AND UNREALIZED GAIN (LOSS)                                       (667,291)
Net realized gain (loss) on foreign currency transactions

Change in net unrealized appreciation (depreciation) on                   (77,620)
assets and liabilities in foreign currencies

NET GAIN (LOSS)                                                           (744,911)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ (635,944)
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          SIX MONTHS        YEAR ENDED
                                                          ENDED JUNE 30,    DECEMBER 31,
                                                          1997              1996
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 108,967         $ 305,933
Net investment income

 Net realized gain (loss)                                  (667,291)         (822,811)

 Change in net unrealized appreciation (depreciation)      (77,620)          (1,451)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           (635,944)         (518,329)
FROM OPERATIONS

Share transactions                                         1,087,308         2,518,039
Net proceeds from sales of shares

 Cost of shares redeemed                                   (2,232,085)       (7,520,631)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           (1,144,777)       (5,002,592)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (1,780,721)       (5,520,921)

NET ASSETS

 Beginning of period                                       6,010,552         11,531,473

 End of period (including undistributed net investment    $ 4,229,831       $ 6,010,552
income of $2,931,595 and $2,822,628, respectively)

OTHER INFORMATION
Shares

 Sold                                                      68,644            142,827

 Redeemed                                                  (142,250)         (430,164)

 Net increase (decrease)                                   (73,606)          (287,337)


FINANCIAL HIGHLIGHTS
      SIX MONTHS        YEARS ENDED DECEMBER 31,
      ENDED JUNE 30,
      1997

      (UNAUDITED)       1996                       1995   1994   1993   1992


SELECTED PER-SHARE DATA

Net asset value,               $ 17.23     $ 18.12    $ 16.33    $ 14.03   $ 14.20    $ 14.05
beginning of period

Income from Investment
Operations

 Net investment                 .32         .71        .78        .43       .23        .34
income D

 Net realized and               (2.19)      (1.60)     1.01       1.87      (.40)      (.19)
 unrealized gain
(loss)

 Total from investment          (1.87)      (.89)      1.79       2.30      (.17)      .15
 operations

Net asset value,               $ 15.36     $ 17.23    $ 18.12    $ 16.33   $ 14.03    $ 14.20
end of period

TOTAL RETURN B, C               (10.85)%    (4.91)%    10.96%     16.39%    (1.20)%    1.07
                                                                                      %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 4,230     $ 6,011    $ 11,531   $ 8,517   $ 5,777    $ 9,007
(000 omitted)

Ratio of expenses to            1.50% A,    1.50%      1.50%      1.50%     1.50%      1.29
average net assets              E          E          E          E         E          %

Ratio of net investment         4.12% A     4.04%      4.31%      2.81%     1.62%      2.38
income to average                                                                     %
net assets


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FIDELITY STERLING PERFORMANCE PORTFOLIO, L.P.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 JUNE 30, 1997 (UNAUDITED)

ASSETS

Investment in repurchase agreements in a joint                    $ 1,285,000
trading account

Cash                                                               424

Unrealized appreciation on foreign currency contracts              20,169

Receivable for closed foreign currency contracts                   831

Receivable from investment adviser for expense                     3,269
reductions

 TOTAL ASSETS                                                      1,309,693

LIABILITIES

Other payables and accrued expenses                                16,466

NET ASSETS                                                        $ 1,293,227

Net Assets consist of:

Undistributed net investment income                               $ 963,631

Accumulated undistributed net realized gain (loss) on              873,509
foreign currency transactions

Net unrealized appreciation (depreciation) on assets and           20,169
liabilities in foreign currencies

Excess of amounts paid on value of shares redeemed                 (564,082)
over paid in capital

NET ASSETS, for 73,459 shares outstanding                         $ 1,293,227

SHARES OUTSTANDING HELD BY:                                        10,005
 General Partners

 Limited Partners                                                  63,454

TOTAL SHARES OUTSTANDING                                           73,459

NET ASSET VALUE and redemption price per share                     $17.60
($1,293,227 (divided by) 73,459 shares)

Maximum offering price per share (100/99.60 of $17.60)             $17.67

STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                                        $ 38,721
Interest

EXPENSES

Management fee                                               $ 3,550

Transfer agent fees                                           1,948

Accounting fees and expenses                                  30,000

Non-interested managing partners' compensation                3

Custodian fees and expenses                                   7,502

Registration fees                                             17,972

Audit                                                         5,682

Legal                                                         3,043

Miscellaneous                                                 7

 Total expenses before reductions                             69,707

 Expense reductions                                           (59,144)    10,563

NET INVESTMENT INCOME                                                     28,158

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on foreign currency transactions                 (22,303)

Change in net unrealized appreciation (depreciation) on                   (12,092)
assets and liabilities in foreign currencies

NET GAIN (LOSS)                                                           (34,395)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ (6,237)
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          SIX MONTHS        YEAR ENDED
                                                          ENDED JUNE 30,    DECEMBER 31,
                                                          1997              1996
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 28,158          $ 43,962
Net investment income

 Net realized gain (loss)                                  (22,303)          108,201

 Change in net unrealized appreciation (depreciation)      (12,092)          21,308

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           (6,237)           173,471
FROM OPERATIONS

Share transactions                                         785,532           1,324,227
Net proceeds from sales of shares

 Cost of shares redeemed                                   (997,533)         (1,007,267)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           (212,001)         316,960
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (218,238)         490,431

NET ASSETS

 Beginning of period                                       1,511,465         1,021,034

 End of period (including undistributed net investment    $ 1,293,227       $ 1,511,465
income of $963,631 and $935,473, respectively)

OTHER INFORMATION
Shares

 Sold                                                      46,153            80,238

 Redeemed                                                  (57,954)          (61,425)

 Net increase (decrease)                                   (11,801)          18,813


FINANCIAL HIGHLIGHTS
      SIX MONTHS        YEARS ENDED DECEMBER 31,
      ENDED JUNE 30,
      1997

      (UNAUDITED)       1996                       1995   1994   1993   1992


SELECTED PER-SHARE DATA

Net asset value,               $ 17.73     $ 15.37   $ 14.79   $ 13.46   $ 13.16   $ 14.97
beginning of period

Income from Investment
Operations

 Net investment                 .34         .62       .68       .38       .22       .34
income D

 Net realized and               (.47)       1.74      (.10)     .95       .08       (2.15)
 unrealized gain
(loss)

 Total from investment          (.13)       2.36      .58       1.33      .30       (1.81)
 operations

Net asset value,               $ 17.60     $ 17.73   $ 15.37   $ 14.79   $ 13.46   $ 13.16
end of period

TOTAL RETURN B, C               (.73)%      15.35%    3.92%     9.88%     2.28%     (12.09)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 1,293     $ 1,511   $ 1,021   $ 3,343   $ 3,684   $ 1,715
(000 omitted)

Ratio of expenses to            1.50% A,    1.50%     1.50%     1.50%     1.50%     1.50%
average net assets              E          E         E         E         E         E

Ratio of net investment         3.99% A     3.92%     4.44%     2.69%     1.61%     2.27%
income to average
net assets


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FIDELITY YEN PERFORMANCE PORTFOLIO, L.P.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JUNE 30, 1997 (UNAUDITED)

ASSETS

Investment in repurchase agreements in a joint                        $ 2,671,000
trading account

Cash                                                                   946

Unrealized appreciation on foreign currency contracts                  31,276

Receivable for closed foreign currency contracts                       11,940

Receivable from investment adviser for expense                         6,025
reductions

 TOTAL ASSETS                                                          2,721,187

LIABILITIES

Payable for fund shares redeemed                            $ 7,815

Other payables and accrued expenses                          19,455

 TOTAL LIABILITIES                                                     27,270

NET ASSETS                                                            $ 2,693,917

Net Assets consist of:

Paid in capital                                                       $ 733,843

Undistributed net investment income                                    1,037,085

Accumulated undistributed net realized gain (loss) on                  891,713
foreign currency transactions

Net unrealized appreciation (depreciation) on assets and               31,276
liabilities in foreign currencies

NET ASSETS, for 185,606 shares outstanding                            $ 2,693,917

SHARES OUTSTANDING HELD BY:                                            10,007
 General Partners

 Limited Partners                                                      175,599

TOTAL SHARES OUTSTANDING                                               185,606

NET ASSET VALUE and redemption price per share                         $14.51
($2,693,917 (divided by) 185,606 shares)

Maximum offering price per share (100/99.60 of $14.51)                 $14.57


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                                        $ 73,609
Interest

EXPENSES

Management fee                                               $ 6,679

Transfer agent fees                                           4,917

Accounting fees and expenses                                  30,000

Non-interested managing partners' compensation                64

Custodian fees and expenses                                   7,508

Registration fees                                             17,622

Audit                                                         8,628

Legal                                                         3,046

Miscellaneous                                                 18

 Total expenses before reductions                             78,482

 Expense reductions                                           (58,691)    19,791

NET INVESTMENT INCOME                                                     53,818

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on foreign currency transactions                 (82,207)

Change in net unrealized appreciation (depreciation) on                   85,617
assets and liabilities in foreign currencies

NET GAIN (LOSS)                                                           3,410

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 57,228
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          SIX MONTHS        YEAR ENDED
                                                          ENDED JUNE 30,    DECEMBER 31,
                                                          1997              1996
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 53,818          $ 109,719
Net investment income

 Net realized gain (loss)                                  (82,207)          (476,220)

 Change in net unrealized appreciation (depreciation)      85,617            4,970

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           57,228            (361,531)
FROM OPERATIONS

Share transactions                                         1,679,581         4,687,166
Net proceeds from sales of shares

 Cost of shares redeemed                                   (1,510,606)       (4,751,388)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           168,975           (64,222)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  226,203           (425,753)

NET ASSETS

 Beginning of period                                       2,467,714         2,893,467

 End of period (including undistributed net investment    $ 2,693,917       $ 2,467,714
income of $1,037,085 and $983,267, respectively)

OTHER INFORMATION
Shares

 Sold                                                      121,623           301,567

 Redeemed                                                  (107,227)         (307,617)

 Net increase (decrease)                                   14,396            (6,050)


FINANCIAL HIGHLIGHTS
      SIX MONTHS        YEARS ENDED DECEMBER 31,
      ENDED JUNE 30,
      1997

      (UNAUDITED)       1996                       1995   1994   1993   1992


SELECTED PER-SHARE DATA

Net asset value,               $ 14.41     $ 16.32     $ 16.93    $ 15.03   $ 13.29   $ 12.97
beginning of period

Income from Investment
Operations

 Net investment                 .28         .63         .82        .47       .24       .28
income D

 Net realized and               (.18) F     (2.54)      (1.43)     1.43      1.50      .04
 unrealized gain
(loss)

 Total from investment          .10         (1.91)      (.61)      1.90      1.74      .32
 operations

Net asset value,               $ 14.51     $ 14.41     $ 16.32    $ 16.93   $ 15.03   $ 13.29
end of period

TOTAL RETURN B, C               .69%        (11.70)%    (3.60)%    12.64%    13.09%    2.47%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 2,694     $ 2,468     $ 2,893    $ 3,505   $ 2,253   $ 3,801
(000 omitted)

Ratio of expenses to            1.50% A,    1.50%       1.50%      1.50%     1.50%     1.50%
average net assets              E          E           E          E         E         E

Ratio of net investment         4.08% A     4.09%       4.38%      2.86%     1.56%     2.13%
income to average
net assets


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOE NOT CORRESPOND WITH THE AGGREGATE NET GAIN ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1997 (Unaudited)


1. SIGNIFICANT ACCOUNTING
POLICIES.
Fidelity Deutsche Mark Performance Portfolio, L.P., Fidelity Sterling Performance Portfolio, L.P. and Fidelity Yen Performance Portfolio, L.P., (the funds) are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies organized as limited partnerships in the State of Delaware. Each fund is authorized to issue an unlimited number of limited partnership shares. Fidelity Management & Research Company (FMR), a wholly owned subsidiary of FMR Corp., is each fund's Non-Managing General Partner and investment adviser. Each fund has Managing General Partners who supervise the management and operations of the fund. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts and disposition of foreign currencies.
INCOME TAXES. As limited partnerships, the funds are not subject to income taxes through December 31, 1997. Instead, each partner is allocated a proportionate share of taxable income (see Note 8).
INTEREST INCOME. Interest income is accrued as earned.
DISTRIBUTIONS AND ALLOCATIONS. The funds do not intend to make cash distributions. Net interest income, realized gains and losses, and other deductions and credits of each fund are allocated daily to the outstanding shares of each fund. The amounts allocated are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.
INVESTMENT TRANSACTIONS. Investment transactions are accounted for as of trade date.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The funds use forward contracts to acquire exposure to foreign currencies. These contracts involve market risk in excess of the unrealized gain or loss reflected in each fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies each fund has committed to buy is shown in Note 7 under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure each fund has acquired through currency contracts at period end. Losses may arise due to changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
FORWARD FOREIGN CURRENCY CONTRACTS - CONTINUED
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. JOINT TRADING ACCOUNT.
Each fund may use a joint trading account for the purpose of investing in repurchase agreements. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The maturity values of the joint trading account investments were $4,364,719 for Fidelity Deutsche Mark Performance Portfolio, L.P., $1,285,212 for Fidelity Sterling Performance Portfolio, L.P. and $2,671,440 for Fidelity Yen Performance Portfolio, L.P., all at 5.93 %. The investments in repurchase agreements through the joint trading account are summarized as follows:
SUMMARY OF JOINT TRADING
DATED JUNE 30, 1997, DUE JULY 1, 1997 AT 5.93%
Number of dealers or banks 24
Maximum amount with one dealer or bank 12.6%
Aggregate principal amount of agreements $19,848,680,000
Aggregate maturity amount of agreements $19,851,952,266
Aggregate market value of transferred assets $20,252,952,827
Coupon rates of transferred assets 0.0% to 15 3/4%
Maturity dates of transferred assets 7/3/97 to 2/15/27
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets.
SALES LOAD. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $3,714, $2,581 and $5,316 for the Deutsche Mark, Sterling and Yen Performance Portfolios, respectively, on sales of shares of each fund. TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of
 .32%, .28% and .37% of the average net assets of Deutsche Mark, Sterling and Yen Performance Portfolios, respectively.
ACCOUNTING FEES. FSC maintains the funds' accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse each fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of 1.50% of average net assets. For the period, the reimbursement reduced the funds' expenses by $50,840, $59,121 and $58,666 for the Deutsche Mark, Sterling and Yen Performance Portfolios, respectively.
In addition, each fund has entered into an arrangement with its custodian whereby interest earned on uninvested cash balances was used to offset a portion of each fund's expenses. During the period, the custodian fees were reduced by $10, $23 and $25 for the Deutsche Mark, Sterling and Yen Performance Portfolios, respectively, under this arrangement.
6. BENEFICIAL INTEREST.
At the end of the period, FMR and its affiliates were record owners of more than 5% of the outstanding shares, and certain unaffiliated shareholders were record owners of 10% or more of the total outstanding shares of the following funds:
BENEFICIAL INTEREST
 FUND AFFILIATED SHAREHOLDERS UNAFFILIATED SHAREHOLDERS
  % OF OWNERSHIP # OF  % OF OWNERSHIP
Sterling Performance Portfolio, L.P. 14 1 10
Yen Performance Portfolio, L.P. 5 - -
7. COMMITMENTS.
At period end, each fund had various contracts open which obligate the funds to receive currencies at specified future dates. Open contracts were as follows:
FORWARD FOREIGN CURRENCY CONTRACTS
  SETTLEMENT  UNREALIZED
  DATE VALUE GAIN/(LOSS)
CONTRACTS TO BUY
FIDELITY DEUTSCHE MARK PERFORMANCE PORTFOLIO, L.P.
  7,291,352 DEM 9/3/97 $ 4,197,478 $ (100,086)
 (Payable amount $4,297,564)
FIDELITY STERLING PERFORMANCE PORTFOLIO, L.P.
  771,336 GBP  9/3/97 $ 1,281,494 $ 20,169
(Payable amount $1,261,325)
FIDELITY YEN PERFORMANCE PORTFOLIO, L.P.
  303,873,051 JPY  9/3/97 $ 2,676,117 $ 31,276
 (Payable amount $2,644,841)

8. PROPOSED LIQUIDATION.
On May 15, 1997, the Managing General Partners approved the liquidation of the funds on or before December 31, 1997. Effective June 1, 1997, the funds were closed to new and existing investors. In connection with the liquidation, shareholders of the funds will be able to transfer their investments into other Fidelity retail funds on a no-load basis if they redeem before the funds' anticipated liquidation date of December 15, 1997. In connection with the proposed liquidation, any liquidation or redemption of all shares of limited partnership interests will be treated as a taxable event.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
4001 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
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8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
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200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
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1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management &
 Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, PRESIDENT
William J. Hayes, VICE PRESIDENT
Richard A. Spillane Jr., VICE PRESIDENT
Arthur S. Loring, SECRETARY
Richard A. Silver, TREASURER
Robert H. Morrison, MANAGER,
 SECURITY TRANSACTIONS
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
MANAGING GENERAL PARTNERS
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
NON-MANAGING GENERAL PARTNER
Fidelity Management &
 Research Company
Boston, MA
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT MANAGING GENERAL PARTNERS
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY
FIDELITY'S FOREIGN CURRENCY FUNDS
Fidelity Yen Performance
 Portfolio, L.P.
Fidelity Sterling Performance
 Portfolio, L.P.
Fidelity Deutsche Mark Performance
 Portfolio, L.P.
CORPORATE HEADQUARTERS
82 Devonshire Street
Boston, MA 02109
1-800-544-8888
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
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